UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09013
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	June 30
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust                                                                                                   as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 148.0% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 3.1%
	Alliant Techsystems, Inc.
$315,000	Term Loan, 5.81%, Maturing March 31, 2009	$316,378
	Delta Air Lines, Inc.
1,275,000	Term Loan, 13.51%, Maturing March 16, 2008	1,317,234
	Dresser Rand Group, Inc.
228,107	Term Loan, 6.92%, Maturing October 29, 2011	232,241
	DRS Technologies, Inc.
550,000	Term Loan, 6.28%, Maturing January 31, 2013	556,273
	Hexcel Corp.
534,333	Term Loan, 6.38%, Maturing March 1, 2012	540,345
	IAP Worldwide Services, Inc.
523,688	Term Loan, 8.00%, Maturing December 30, 2012	530,888
	K&F Industries, Inc.
847,088	Term Loan, 7.01%, Maturing November 18, 2012	859,265
	Mid-Western Aircraft Systems, Inc.
744,997	Term Loan, 6.85%, Maturing December 31, 2011	757,569
	Standard Aero Holdings, Inc.
1,067,635	Term Loan, 7.00%, Maturing August 24, 2012	1,067,970
	Transdigm, Inc.
1,960,000	Term Loan, 6.99%, Maturing July 22, 2010	1,988,788
	Vought Aircraft Industries, Inc.
1,121,647	Term Loan, 7.33%, Maturing December 22, 2011	1,135,668
	Wam Aquisition, S.A.
362,670	Term Loan, 7.73%, Maturing April 8, 2013	366,720
362,670	Term Loan, 8.23%, Maturing April 8, 2014	368,412
		$10,037,751
Air Transport — 0.3%
	United Airlines, Inc.
743,750	Term Loan, 8.63%, Maturing February 1, 2012	757,045
106,250	Term Loan, 8.63%, Maturing February 1, 2012	108,149
		$865,194
Automotive — 6.7%
	Accuride Corp.
1,213,720	Term Loan, 7.19%, Maturing January 31, 2012	1,230,864
	Affina Group, Inc.
298,389	Term Loan, 7.67%, Maturing November 30, 2011	295,592
	Axletech International Holding, Inc.
925,000	Term Loan, 11.19%, Maturing April 21, 2013	932,708
	CSA Acquisition Corp.
303,248	Term Loan, 7.50%, Maturing December 23, 2011	305,598
487,833	Term Loan, 7.50%, Maturing December 23, 2011	491,613

	Dayco Products, LLC
$1,370,592	Term Loan, 7.97%, Maturing June 23, 2011	$1,389,010
	Exide Technologies, Inc.
442,792	Term Loan, 11.25%, Maturing May 5, 2010	449,065
448,218	Term Loan, 11.25%, Maturing May 5, 2010	454,568
	Federal-Mogul Corp.
750,000	Term Loan, 7.08%, Maturing December 9, 2006	725,156
1,500,000	Term Loan, 7.33%, Maturing December 9, 2006	1,455,937
763,183	Term Loan, 8.58%, Maturing December 9, 2006	766,999
	Goodyear Tire & Rubber Co.
470,000	Term Loan, 4.73%, Maturing April 30, 2010	474,910
1,580,000	Term Loan, 7.06%, Maturing April 30, 2010	1,604,687
500,000	Term Loan, 7.81%, Maturing March 1, 2011	507,969
	HLI Operating Co., Inc.
911,730	Term Loan, 8.00%, Maturing June 3, 2009	918,405
	Key Automotive Group
893,866	Term Loan, 7.69%, Maturing June 29, 2010	902,804
	Keystone Automotive Operations, Inc.
875,000	Term Loan, 7.46%, Maturing October 30, 2010	878,828
	R.J. Tower Corp.
1,175,000	DIP Revolving Loan, 8.25%, Maturing February 2, 2007	1,198,500
	Tenneco Automotive, Inc.
1,194,224	Term Loan, 6.88%, Maturing December 12, 2010	1,213,481
	TI Automotive, Ltd.
648,527	Term Loan, 7.94%, Maturing June 30, 2011	636,367
	Trimas Corp.
1,906,376	Term Loan, 8.38%, Maturing December 31, 2009	1,927,027
	TRW Automotive, Inc.
1,566,940	Term Loan, 6.25%, Maturing June 30, 2012	1,574,231
	United Components, Inc.
844,358	Term Loan, 7.22%, Maturing June 30, 2010	858,871
	Visteon Corp.
275,000	Term Loan, 9.18%, Maturing June 20, 2007	279,503
		$21,472,693
Beverage and Tobacco — 2.1%
	Alliance One International, Inc.
420,750	Term Loan, 8.48%, Maturing May 13, 2010	425,483
	Constellation Brands, Inc.
2,105,672	Term Loan, 6.36%, Maturing November 30, 2011	2,136,337
	Culligan International Co.
841,500	Term Loan, 7.25%, Maturing September 30, 2011	854,999
	National Dairy Holdings, L.P.
158,400	Term Loan, 6.83%, Maturing March 15, 2012	159,291
	National Distribution Co.
425,000	Term Loan, 11.33%, Maturing June 22, 2010	426,062
	Southern Wine & Spirits of America, Inc.
2,409,491	Term Loan, 6.48%, Maturing June 1, 2012	2,432,834

	Sunny Delight Beverages Co.
$364,412	Term Loan, 9.04%, Maturing August 20, 2010	$359,401
		$6,794,407
Building and Development — 9.3%
	AP-Newkirk Holdings, LLC
1,050,000	Term Loan, 7.28%, Maturing December 21, 2007	1,059,844
	Biomed Realty, L.P.
1,640,000	Term Loan, 6.88%, Maturing May 31, 2010	1,644,100
	Capital Automotive REIT
725,000	Term Loan, 6.34%, Maturing December 16, 2010	733,092
	DMB / CH II, LLC
210,000	Term Loan, 7.13%, Maturing September 9, 2009	210,525
	Epco / Fantome, LLC
825,000	Term Loan, 7.83%, Maturing November 23, 2010	827,062
	Formica Corp.
550,000	Term Loan, 7.96%, Maturing March 15, 2013	555,156
	FT-FIN Acquisition, LLC
667,138	Term Loan, 9.19%, Maturing November 17, 2007	668,806
	Gables GP, Inc.
472,947	Term Loan, 6.42%, Maturing September 30, 2006	475,439
	General Growth Properties, Inc.
1,000,000	Term Loan, 6.06%, Maturing February 24, 2011	999,931
	Hovstone Holdings, LLC
655,000	Term Loan, 7.06%, Maturing February 28, 2009	656,637
	Kyle Acquisition Group, LLC
257,181	Term Loan, 6.81%, Maturing July 20, 2010	259,753
	Landsource Communities, LLC
1,502,000	Term Loan, 7.25%, Maturing March 31, 2010	1,510,919
	LNR Property Corp.
1,190,251	Term Loan, 7.64%, Maturing February 3, 2008	1,202,340
685,233	Term Loan, 7.69%, Maturing February 3, 2008	689,516
	LNR Property Holdings
453,600	Term Loan, 9.14%, Maturing March 3, 2008	459,270
	MAAX Corp.
381,876	Term Loan, 7.82%, Maturing June 4, 2011	379,967
	Mueller Group, Inc.
1,368,125	Term Loan, 7.05%, Maturing October 3, 2012	1,388,037
	Newkirk Master, L.P.
1,690,591	Term Loan, 6.38%, Maturing August 11, 2008	1,706,440
	Nortek, Inc.
935,750	Term Loan, 6.70%, Maturing August 27, 2011	945,838
	Panolam Industries Holdings, Inc.
846,997	Term Loan, 7.73%, Maturing September 30, 2012	859,702
	South Edge, LLC
328,125	Term Loan, 6.63%, Maturing October 31, 2007	329,902
421,875	Term Loan, 6.88%, Maturing October 31, 2009	425,479

	Stile Acquisition Corp.
$1,225,322	Term Loan, 6.63%, Maturing April 6, 2013	$1,212,581
	Stile U.S. Acquisition Corp.
1,227,409	Term Loan, 6.63%, Maturing April 6, 2013	1,214,647
	Sugarloaf Mills, L.P.
1,000,000	Term Loan, 6.57%, Maturing April 7, 2007	1,005,000
1,200,000	Term Loan, 7.70%, Maturing April 7, 2007	1,200,000
	TE / Tousa Senior, LLC
575,000	Term Loan, 7.75%, Maturing July 29, 2008	581,469
	The Woodlands Community Property Co.
1,304,000	Term Loan, 6.78%, Maturing November 30, 2007	1,313,780
923,000	Term Loan, 8.78%, Maturing November 30, 2007	936,845
	Tousa / Kolter, LLC
1,110,000	Term Loan, 5.88%, Maturing January 7, 2008 (2)	1,115,550
	TRU 2005 RE Holding Co.
2,200,000	Term Loan, 7.63%, Maturing December 9, 2008	2,200,000
	Trustreet Properties, Inc.
790,000	Term Loan, 6.63%, Maturing April 8, 2010	799,381
	United Subcontractors, Inc.
450,000	Term Loan, 11.95%, Maturing June 27, 2013	451,125
		$30,018,133
Business Equipment and Services — 6.4%
	Acco Brands Corp.
323,750	Term Loan, 6.52%, Maturing August 17, 2012	327,122
	Affinion Group, Inc.
1,191,860	Term Loan, 7.50%, Maturing October 17, 2012	1,198,193
	Allied Security Holdings, LLC
793,457	Term Loan, 8.86%, Maturing June 30, 2010	801,888
	Baker & Taylor, Inc.
1,700,000	Term Loan, 11.66%, Maturing May 6, 2011	1,717,000
	DynCorp International, LLC
650,088	Term Loan, 7.63%, Maturing February 11, 2011	659,297
	Global Imaging Systems, Inc.
482,666	Term Loan, 6.38%, Maturing May 10, 2010	486,135
	Info USA, Inc.
324,188	Term Loan, 6.58%, Maturing February 14, 2012	326,214
	Iron Mountain, Inc.
3,969,686	Term Loan, 6.56%, Maturing April 2, 2011	4,008,764
	Language Line, Inc.
470,030	Term Loan, 8.88%, Maturing June 11, 2011	473,437
	Mitchell International, Inc.
380,267	Term Loan, 6.98%, Maturing August 15, 2011	385,258
	N.E.W. Holdings I, LLC
428,330	Term Loan, 7.80%, Maturing July 1, 2011	433,684
	Protection One, Inc.
495,703	Term Loan, 7.80%, Maturing April 18, 2011	501,589
	RGIS Holdings, LLC
623,438	Term Loan, 7.48%, Maturing February 15, 2013	626,750

	SGS International, Inc.
$399,000	Term Loan, 7.18%, Maturing December 30, 2011	$404,985
	Sungard Data Systems, Inc.
6,972,313	Term Loan, 7.22%, Maturing February 11, 2013	7,073,474
	Transaction Network Services, Inc.
419,412	Term Loan, 6.89%, Maturing May 4, 2012	421,509
	Western Inventory Services
275,000	Term Loan, 11.57%, Maturing October 14, 2011	277,062
	Williams Scotsman, Inc.
500,000	Term Loan, 6.91%, Maturing June 28, 2010	506,458
		$20,628,819
Cable and Satellite Television — 7.3%
	Adelphia Communications Corp.
1,807,270	DIP Loan, 6.81%, Maturing March 31, 2006	1,816,307
	Atlantic Broadband Finance, LLC
1,494,183	Term Loan, 7.62%, Maturing September 1, 2011	1,520,331
	Bragg Communications, Inc.
551,645	Term Loan, 6.81%, Maturing August 31, 2011	558,885
	Canadian Cable Acquisition Co., Inc.
994,850	Term Loan, 7.96%, Maturing July 30, 2011	1,007,286
	Cebridge Connections, Inc.
749,700	Term Loan, 7.98%, Maturing February 23, 2009	753,448
784,000	Term Loan, 10.44%, Maturing February 23, 2010	815,360
	Charter Communications Operating, LLC
7,109,362	Term Loan, 7.92%, Maturing April 27, 2011	7,181,237
	Insight Midwest Holdings, LLC
3,421,250	Term Loan, 7.00%, Maturing December 31, 2009	3,474,317
	Liberty Cablevision of Puerto Rico Ltd.
225,000	Term Loan, 7.09%, Maturing March 1, 2013	227,250
	MCC Iowa, LLC
835,189	Term Loan, 6.72%, Maturing February 3, 2014	847,129
	Mediacom Illinois, LLC
1,975,000	Term Loan, 6.97%, Maturing March 31, 2013	2,005,397
	UGS Corp.
1,369,129	Term Loan, 6.83%, Maturing March 31, 2012	1,387,670
	UPC Broadband Holdings B.V.
1,780,000	Term Loan, 7.28%, Maturing September 30, 2012	1,793,535
		$23,388,152
Chemicals and Plastics — 8.9%
	Basell Af S.A.R.L.
208,333	Term Loan, 7.31%, Maturing August 1, 2013	212,305
41,667	Term Loan, 7.31%, Maturing August 1, 2013	42,461
208,333	Term Loan, 7.67%, Maturing August 1, 2014	212,305
41,667	Term Loan, 7.67%, Maturing August 1, 2014	42,461

	Brenntag Holding GmbH and Co. KG
$196,364	Term Loan, 7.44%, Maturing December 23, 2013	$200,045
803,636	Term Loan, 7.44%, Maturing December 23, 2013	816,495
600,000	Term Loan, 11.43%, Maturing December 23, 2015	618,000
	Celanese Holdings, LLC
2,611,439	Term Loan, 6.98%, Maturing April 6, 2011	2,652,243
	Gentek, Inc.
295,866	Term Loan, 7.52%, Maturing February 25, 2011	297,669
430,000	Term Loan, 10.35%, Maturing February 25, 2012	433,494
	Hercules, Inc.
490,000	Term Loan, 6.08%, Maturing October 8, 2010	494,900
	Hexion Specialty Chemicals, Inc.
248,280	Term Loan, 4.73%, Maturing May 31, 2012	252,625
654,269	Term Loan, 7.50%, Maturing May 31, 2012	665,719
903,514	Term Loan, 7.50%, Maturing May 31, 2012	919,326
	Huntsman, LLC
3,120,873	Term Loan, 6.53%, Maturing August 16, 2012	3,144,767
	Ineos Group
1,375,000	Term Loan, 7.34%, Maturing December 14, 2013	1,396,484
1,375,000	Term Loan, 7.84%, Maturing December 14, 2014	1,396,484
	Innophos, Inc.
439,064	Term Loan, 7.15%, Maturing August 13, 2010	445,558
	Invista B.V.
1,482,253	Term Loan, 6.75%, Maturing April 29, 2011	1,502,016
753,471	Term Loan, 6.75%, Maturing April 29, 2011	763,517
	ISP Chemo, Inc.
1,175,000	Term Loan, 6.50%, Maturing February 16, 2013	1,188,743
	Kraton Polymer, LLC
1,460,361	Term Loan, 7.49%, Maturing December 23, 2010	1,483,179
	Mosaic Co.
762,300	Term Loan, 6.19%, Maturing February 21, 2012	770,304
	Nalco Co.
3,298,625	Term Loan, 6.52%, Maturing November 4, 2010	3,338,255
	PQ Corp.
262,350	Term Loan, 7.00%, Maturing February 11, 2012	266,340
	Rockwood Specialties Group, Inc.
2,311,650	Term Loan, 6.67%, Maturing December 10, 2012	2,345,060
	Solo Cup Co.
1,343,154	Term Loan, 7.53%, Maturing February 27, 2011	1,359,104
	Solutia, Inc.
400,000	DIP Loan, 8.33%, Maturing March 31, 2007	403,750
	Wellman, Inc.
900,000	Term Loan, 8.68%, Maturing February 10, 2009	913,500
		$28,577,109
Clothing / Textiles — 0.7%
	Propex Fabrics, Inc.
525,000	Term Loan, 7.00%, Maturing July 31, 2012	530,250

	St. John Knits International, Inc.
$810,542	Term Loan, 7.25%, Maturing March 23, 2012	$821,687
	The William Carter Co.
904,031	Term Loan, 6.49%, Maturing July 14, 2012	915,709
		$2,267,646
Conglomerates — 4.6%
	Aearo Technologies, Inc.
400,000	Term Loan, 11.45%, Maturing September 24, 2013	400,000
	Amsted Industries, Inc.
1,118,282	Term Loan, 7.15%, Maturing October 15, 2010	1,135,988
	Blount, Inc.
346,485	Term Loan, 7.03%, Maturing August 9, 2010	349,950
	Bushnell Performance Optics
497,561	Term Loan, 7.83%, Maturing August 19, 2011	502,744
	Euramax International, Inc.
327,412	Term Loan, 7.69%, Maturing June 28, 2012	329,704
334,211	Term Loan, 11.54%, Maturing June 28, 2013	332,539
165,789	Term Loan, 11.54%, Maturing June 28, 2013	164,961
	Goodman Global Holdings, Inc.
572,207	Term Loan, 6.63%, Maturing December 23, 2011	577,572
	Jarden Corp.
1,047,297	Term Loan, 6.78%, Maturing January 24, 2012	1,055,282
1,487,096	Term Loan, 7.03%, Maturing January 24, 2012	1,504,357
	Johnson Diversey, Inc.
1,969,127	Term Loan, 7.21%, Maturing December 16, 2011	2,000,304
	Polymer Group, Inc.
1,396,500	Term Loan, 7.21%, Maturing November 22, 2012	1,415,920
	PP Acquisition Corp.
1,582,889	Term Loan, 7.98%, Maturing November 12, 2011	1,600,036
	Rexnord Corp.
1,870,618	Term Loan, 6.92%, Maturing December 31, 2011	1,893,612
	US Investigations Services, Inc.
1,111,778	Term Loan, 7.43%, Maturing October 14, 2012	1,124,980
296,721	Term Loan, 7.43%, Maturing October 14, 2013	300,987
		$14,688,936
Containers and Glass Products — 6.7%
	Berry Plastics Corp.
2,123,272	Term Loan, 6.84%, Maturing December 2, 2011	2,156,227
	BWAY Corp.
275,500	Term Loan, 6.81%, Maturing June 30, 2011	279,417
	Consolidated Container Holding, LLC
638,625	Term Loan, 8.37%, Maturing December 15, 2008	642,217
	Crown America, Inc.
350,000	Term Loan, 6.44%, Maturing November 15, 2012	352,844
	Dr. Pepper/Seven Up Bottling Group, Inc.
1,243,295	Term Loan, 6.79%, Maturing December 19, 2010	1,261,633

	Graham Packaging Holdings Co.
$2,271,251	Term Loan, 6.97%, Maturing October 7, 2011	$2,303,900
1,000,000	Term Loan, 9.25%, Maturing April 7, 2012	1,025,208
	Graphic Packaging International, Inc.
4,848,647	Term Loan, 6.98%, Maturing August 8, 2010	4,931,224
	IPG (US), Inc.
364,450	Term Loan, 7.10%, Maturing July 28, 2011	369,765
	JSG Acquisitions
990,000	Term Loan, 7.05%, Maturing December 31, 2013	1,006,087
990,000	Term Loan, 7.55%, Maturing December 13, 2014	1,006,087
	Kranson Industries, Inc.
466,018	Term Loan, 7.73%, Maturing July 30, 2011	471,843
	Owens-Illinois, Inc.
1,486,733	Term Loan, 6.42%, Maturing April 1, 2007	1,491,379
394,214	Term Loan, 6.56%, Maturing April 1, 2008	395,877
	Smurfit-Stone Container Corp.
315,687	Term Loan, 4.45%, Maturing November 1, 2010	320,343
349,125	Term Loan, 6.94%, Maturing November 1, 2011	354,275
793,897	Term Loan, 7.06%, Maturing November 1, 2011	805,607
2,265,384	Term Loan, 7.10%, Maturing November 1, 2011	2,298,798
		$21,472,731
Cosmetics / Toiletries — 0.8%
	American Safety Razor Co.
928,056	Term Loan, 7.56%, Maturing February 28, 2012	941,976
	Prestige Brands, Inc.
882,000	Term Loan, 7.23%, Maturing April 6, 2011	894,311
	Revlon Consumer Products Corp.
721,875	Term Loan, 10.72%, Maturing July 9, 2010	743,757
		$2,580,044
Drugs — 1.3%
	Patheon, Inc.
975,000	Term Loan, 6.91%, Maturing December 14, 2011	981,094
	Warner Chilcott Corp.
4,416	Term Loan, 7.44%, Maturing June 30, 2006	4,459
22,082	Term Loan, 7.65%, Maturing January 12, 2012	22,297
1,965,152	Term Loan, 7.64%, Maturing January 18, 2012	1,984,804
365,817	Term Loan, 7.86%, Maturing January 18, 2012	369,475
791,860	Term Loan, 7.86%, Maturing January 18, 2012	799,779
		$4,161,908
Ecological Services and Equipment — 2.1%
	Alderwoods Group, Inc.
269,802	Term Loan, 6.61%, Maturing September 29, 2009	272,837
	Allied Waste Industries, Inc.
846,665	Term Loan, 4.54%, Maturing January 15, 2012	851,216
2,180,748	Term Loan, 6.80%, Maturing January 15, 2012	2,193,015

	Envirocare of Utah, LLC
$1,209,543	Term Loan, 7.38%, Maturing April 15, 2010	$1,223,906
	Environmental Systems, Inc.
976,103	Term Loan, 8.27%, Maturing December 12, 2008	982,204
	IESI Corp.
441,176	Term Loan, 6.38%, Maturing January 20, 2012	447,242
	Sensus Metering Systems, Inc.
718,634	Term Loan, 7.30%, Maturing December 17, 2010	726,494
95,456	Term Loan, 7.35%, Maturing December 17, 2010	96,500
		$6,793,414
Electronics / Electrical — 4.5%
	AMI Semiconductor, Inc.
951,213	Term Loan, 6.33%, Maturing April 1, 2012	957,950
	Aspect Software, Inc.
1,350,000	Term Loan, 7.44%, Maturing September 22, 2010	1,365,610
	Avago Technologies Finance PTE
66,796	Term Loan, 7.13%, Maturing December 1, 2012	67,047
	Communications & Power, Inc.
444,444	Term Loan, 7.01%, Maturing July 23, 2010	449,074
	Enersys Capital, Inc.
982,500	Term Loan, 6.82%, Maturing March 17, 2011	994,781
	Fairchild Semiconductor Corp.
2,115,719	Term Loan, 6.63%, Maturing December 31, 2010	2,131,587
	FCI International S.A.S.
110,363	Term Loan, 7.73%, Maturing November 1, 2013	111,881
114,637	Term Loan, 7.73%, Maturing November 1, 2013	115,926
114,637	Term Loan, 8.23%, Maturing November 1, 2013	116,070
110,363	Term Loan, 8.23%, Maturing November 1, 2013	111,881
	Invensys International Holdings Ltd.
823,806	Term Loan, 7.79%, Maturing September 4, 2009	833,074
	Network Solutions, LLC
498,750	Term Loan, 9.96%, Maturing January 9, 2012	501,244
	Open Solutions, Inc.
550,000	Term Loan, 11.33%, Maturing March 3, 2012	564,437
	Rayovac Corp.
2,705,562	Term Loan, 7.20%, Maturing February 7, 2012	2,742,763
	Security Co., Inc.
491,258	Term Loan, 8.25%, Maturing June 30, 2010	495,557
500,000	Term Loan, 12.63%, Maturing June 30, 2011	506,875
	Serena Software, Inc.
325,000	Term Loan, 6.95%, Maturing March 10, 2013	329,835
	SSA Global Technologies, Inc.
248,750	Term Loan, 6.97%, Maturing September 22, 2011	251,237
	Telcordia Technologies, Inc.
1,548,300	Term Loan, 7.31%, Maturing September 15, 2012	1,537,172

	Vertafore, Inc.
$450,000	Term Loan, 10.87%, Maturing January 31, 2013	$456,375
		$14,640,376
Equipment Leasing — 1.4%
	Ashtead Group, PLC
990,000	Term Loan, 6.50%, Maturing November 12, 2009	1,001,756
	Maxim Crane Works, L.P.
633,404	Term Loan, 6.94%, Maturing January 28, 2010	643,895
	The Hertz Corp.
253,933	Term Loan, 0.00%, Maturing December 21, 2012 (2)	257,194
216,667	Term Loan, 4.93%, Maturing December 21, 2012	219,875
1,475,702	Term Loan, 6.98%, Maturing December 21, 2012	1,497,554
	United Rentals, Inc.
166,667	Term Loan, 4.83%, Maturing February 14, 2011	168,819
816,667	Term Loan, 7.07%, Maturing February 14, 2011	827,216
		$4,616,309
Farming / Agriculture — 0.4%
	Central Garden & Pet Co.
1,125,000	Term Loan, 6.18%, Maturing February 28, 2014	1,134,141
		$1,134,141
Financial Intermediaries — 3.8%
	AIMCO Properties, L.P.
3,050,000	Term Loan, 6.36%, Maturing November 2, 2009	3,074,781
	Ameritrade Holding Corp.
3,025,000	Term Loan, 6.32%, Maturing December 31, 2012	3,046,081
	Coinstar, Inc.
282,520	Term Loan, 6.55%, Maturing July 7, 2011	285,521
	Fidelity National Information Solutions, Inc.
3,202,875	Term Loan, 6.47%, Maturing March 9, 2013	3,232,402
	LPL Holdings, Inc.
1,945,125	Term Loan, 8.20%, Maturing June 30, 2013	1,970,655
	The Macerich Partnership, L.P.
650,000	Term Loan, 6.19%, Maturing April 25, 2010	655,416
		$12,264,856
Food Products — 3.0%
	Acosta, Inc.
1,022,438	Term Loan, 7.00%, Maturing December 6, 2012	1,037,135
	Chiquita Brands, LLC
367,225	Term Loan, 6.83%, Maturing June 28, 2012	371,356
	Del Monte Corp.
446,625	Term Loan, 6.14%, Maturing February 8, 2012	449,696
	Doane Pet Care Co.
298,500	Term Loan, 6.81%, Maturing October 21, 2012	303,164
	Dole Food Company, Inc.
581,687	Term Loan, 6.34%, Maturing April 18, 2012	584,232

	Herbalife International, Inc.
$121,654	Term Loan, 6.46%, Maturing December 21, 2010	$122,871
	Michael Foods, Inc.
1,212,752	Term Loan, 6.70%, Maturing November 21, 2010	1,230,185
	Pinnacle Foods Holdings Corp.
3,360,649	Term Loan, 7.82%, Maturing November 25, 2010	3,417,780
	Reddy Ice Group, Inc.
1,055,000	Term Loan, 6.32%, Maturing August 9, 2012	1,066,540
	The Meow Mix Company
988,024	Term Loan, 8.03%, Maturing July 13, 2011	992,656
		$9,575,615
Food Service — 4.0%
	AFC Enterprises, Inc.
792,849	Term Loan, 7.25%, Maturing May 11, 2011	799,291
	Buffets, Inc.
209,091	Term Loan, 4.98%, Maturing June 28, 2009	211,182
935,606	Term Loan, 8.19%, Maturing June 28, 2009	944,963
	Burger King Corp.
1,536,162	Term Loan, 6.50%, Maturing June 30, 2012	1,547,204
	Carrols Corp.
732,665	Term Loan, 7.38%, Maturing December 31, 2010	744,342
	CKE Restaurants, Inc.
193,204	Term Loan, 6.81%, Maturing May 1, 2010	195,498
	Denny’s, Inc.
1,234,389	Term Loan, 8.07%, Maturing September 30, 2009	1,258,048
	Domino’s, Inc.
3,404,813	Term Loan, 6.49%, Maturing June 25, 2010	3,436,025
	Dunkin’ Brands, Inc.
775,000	Term Loan, 7.06%, Maturing March 1, 2013	777,180
	Gate Gourmet Borrower, LLC
100,000	Term Loan, 7.00%, Maturing March 9, 2012	100,000
800,000	Term Loan, 7.64%, Maturing March 9, 2012	800,000
	Jack in the Box, Inc.
735,000	Term Loan, 6.28%, Maturing January 8, 2011	742,809
	Maine Beverage Co., LLC
426,339	Term Loan, 6.73%, Maturing June 30, 2010	425,273
	Weight Watchers International, Inc.
492,500	Term Loan, 6.10%, Maturing March 31, 2010	498,246
	Weightwatchers.com, Inc.
500,000	Term Loan, 9.49%, Maturing June 16, 2011	507,188
		$12,987,249
Food / Drug Retailers — 2.7%
	Cumberland Farms, Inc.
2,179,817	Term Loan, 7.00%, Maturing September 8, 2008	2,192,078
	General Nutrition Centers, Inc.
831,527	Term Loan, 7.82%, Maturing December 7, 2009	845,040

	Giant Eagle, Inc.
$997,500	Term Loan, 6.07%, Maturing November 7, 2012	$1,003,890
	Roundy’s Supermarkets, Inc.
1,845,375	Term Loan, 7.79%, Maturing November 3, 2011	1,872,672
	The Jean Coutu Group (PJC), Inc.
2,348,661	Term Loan, 7.19%, Maturing July 30, 2011	2,374,921
	The Pantry, Inc.
448,875	Term Loan, 6.58%, Maturing January 2, 2012	454,766
		$8,743,367
Forest Products — 3.4%
	Boise Cascade Holdings, LLC
1,439,847	Term Loan, 6.74%, Maturing October 29, 2011	1,460,381
	Buckeye Technologies, Inc.
191,262	Term Loan, 6.70%, Maturing March 15, 2008	191,859
	Georgia-Pacific Corp.
4,738,125	Term Loan, 6.88%, Maturing December 20, 2012	4,777,177
1,450,000	Term Loan, 7.83%, Maturing December 23, 2013	1,483,322
	NewPage Corp.
986,961	Term Loan, 7.96%, Maturing May 2, 2011	1,002,999
	RLC Industries Co.
552,536	Term Loan, 6.48%, Maturing February 24, 2010	555,298
	Xerium Technologies, Inc.
1,455,195	Term Loan, 7.23%, Maturing November 19, 2011	1,457,014
		$10,928,050
Healthcare — 10.0%
	Accellent, Inc.
937,650	Term Loan, 6.80%, Maturing November 22, 2012	946,440
	Alliance Imaging, Inc.
1,188,534	Term Loan, 7.22%, Maturing December 29, 2011	1,192,546
	Ameripath, Inc.
1,000,000	Term Loan, 6.64%, Maturing October 31, 2012	1,013,281
	AMN Healthcare, Inc.
300,000	Term Loan, 6.73%, Maturing November 2, 2011	303,656
	AMR HoldCo, Inc.
633,212	Term Loan, 6.84%, Maturing February 10, 2012	641,721
	Angiotech Pharmaceuticals, Inc.
300,000	Term Loan, 6.30%, Maturing March 23, 2013	300,000
	Caremore Holdings, Inc.
475,000	Term Loan, 8.23%, Maturing February 28, 2013	478,266
	Carl Zeiss Topco GMBH
196,667	Term Loan, 7.86%, Maturing February 28, 2013	198,855
393,333	Term Loan, 8.36%, Maturing February 28, 2014	399,675
375,000	Term Loan, 10.61%, Maturing August 31, 2014	382,734
	Community Health Systems, Inc.
3,387,169	Term Loan, 6.56%, Maturing August 19, 2011	3,434,447

	Concentra Operating Corp.
$1,268,625	Term Loan, 6.69%, Maturing September 30, 2011	$1,285,540
	Conmed Corp.
934,606	Term Loan, 6.95%, Maturing December 31, 2007	940,448
	CRC Health Corp.
250,000	Term Loan, 7.23%, Maturing February 6, 2013	253,125
	Davita, Inc.
3,821,801	Term Loan, 6.68%, Maturing October 5, 2012	3,876,342
	Encore Medical IHC, Inc.
757,958	Term Loan, 7.59%, Maturing October 4, 2010	766,486
	FGX International, Inc.
295,038	Term Loan, 8.93%, Maturing December 12, 2012	289,138
	FHC Health Systems, Inc.
348,214	Term Loan, 10.82%, Maturing December 18, 2009	355,179
243,750	Term Loan, 12.82%, Maturing December 18, 2009	248,625
750,000	Term Loan, 13.82%, Maturing February 7, 2011	763,125
	Gentiva Health Services, Inc.
450,000	Term Loan, 6.89%, Maturing February 28, 2014	455,625
	Hanger Orthopedic Group, Inc.
979,898	Term Loan, 8.73%, Maturing September 30, 2009	994,597
	Healthcare Partners, LLC
194,750	Term Loan, 6.89%, Maturing March 2, 2011	196,819
	Healthsouth Corp.
1,150,000	Term Loan, 8.15%, Maturing March 10, 2013	1,160,063
	Kinetic Concepts, Inc.
218,652	Term Loan, 6.73%, Maturing August 11, 2010	221,431
	Leiner Health Products, Inc.
525,638	Term Loan, 8.61%, Maturing May 27, 2011	533,194
	Lifecare Holdings, Inc.
447,750	Term Loan, 7.07%, Maturing August 11, 2012	425,474
	Lifepoint Hospitals, Inc.
2,114,263	Term Loan, 6.19%, Maturing April 15, 2012	2,129,975
	Magellan Health Services, Inc.
457,958	Term Loan, 4.54%, Maturing August 15, 2008	463,110
515,203	Term Loan, 7.16%, Maturing August 15, 2008	520,999
	Matria Healthcare, Inc.
64,103	Term Loan, 7.02%, Maturing January 19, 2007	64,303
300,000	Term Loan, 9.00%, Maturing January 19, 2007	306,750
135,558	Term Loan, 7.15%, Maturing January 19, 2012	136,956
	Medcath Holdings Corp.
100,625	Term Loan, 7.10%, Maturing July 2, 2011	101,254
	National Mentor, Inc.
873,671	Term Loan, 7.21%, Maturing September 30, 2011	878,040
	PER-SE Technologies, Inc.
544,828	Term Loan, 7.22%, Maturing January 6, 2013	552,319
	Renal Advantage, Inc.
199,000	Term Loan, 7.42%, Maturing October 5, 2012	201,425

	Select Medical Holding Corp.
$1,264,737	Term Loan, 6.52%, Maturing February 24, 2012	$1,254,549
	Sunrise Medical Holdings, Inc.
491,505	Term Loan, 8.05%, Maturing May 13, 2010	492,119
	Talecris Biotherapeutics, Inc.
534,600	Term Loan, 8.02%, Maturing March 31, 2010	533,264
	Vanguard Health Holding Co., LLC
1,641,785	Term Loan, 6.95%, Maturing September 23, 2011	1,663,848
	VWR International, Inc.
940,707	Term Loan, 7.12%, Maturing April 7, 2011	955,112
		$32,310,855
Home Furnishings — 2.2%
	Interline Brands, Inc.
1,517,354	Term Loan, 7.23%, Maturing December 31, 2010	1,532,528
	Knoll, Inc.
971,250	Term Loan, 6.73%, Maturing October 3, 2012	986,274
	National Bedding Co., LLC
350,000	Term Loan, 9.72%, Maturing August 31, 2012	356,781
	Oreck Corp.
746,222	Term Loan, 7.73%, Maturing February 2, 2012	756,949
	Sealy Mattress Co.
1,597,479	Term Loan, 6.52%, Maturing April 6, 2012	1,619,945
	Simmons Co.
1,737,547	Term Loan, 7.35%, Maturing December 19, 2011	1,766,597
		$7,019,074
Industrial Equipment — 1.1%
	Alliance Laundry Holdings, LLC
247,800	Term Loan, 6.92%, Maturing January 27, 2012	251,440
	Colfax Corp.
594,981	Term Loan, 7.00%, Maturing December 19, 2011	602,791
	Flowserve Corp.
1,097,445	Term Loan, 6.66%, Maturing August 10, 2012	1,113,392
	Gleason Corp.
210,726	Term Loan, 7.27%, Maturing July 27, 2011	213,360
746,250	Term Loan, 10.32%, Maturing January 31, 2012	759,309
	Mainline, L.P.
764,444	Term Loan, 7.31%, Maturing December 17, 2011	770,178
		$3,710,470
Insurance — 2.4%
	ARG Holdings, Inc.
650,000	Term Loan, 12.13%, Maturing November 30, 2012	661,375
	CCC Information Services Group, Inc.
375,000	Term Loan, 7.26%, Maturing February 10, 2013	380,703
	Conseco, Inc.
1,680,822	Term Loan, 6.50%, Maturing June 22, 2010	1,697,630

	Hilb, Rogal & Hobbs Co.
$3,285,585	Term Loan, 7.13%, Maturing June 30, 2007	$3,312,281
	U.S.I. Holdings Corp.
1,557,587	Term Loan, 7.07%, Maturing March 24, 2011	1,562,454
		$7,614,443
Leisure Goods / Activities / Movies — 8.0%
	24 Hour Fitness Worldwide, Inc.
900,000	Term Loan, 7.62%, Maturing June 8, 2012	913,500
	Alliance Atlantis Communications, Inc.
335,610	Term Loan, 6.48%, Maturing December 20, 2011	338,966
	AMC Entertainment, Inc.
997,500	Term Loan, 6.94%, Maturing January 26, 2013	1,009,891
	AMF Bowling Worldwide, Inc.
345,829	Term Loan, 7.66%, Maturing August 27, 2009	349,179
	Cinemark, Inc.
1,960,000	Term Loan, 6.28%, Maturing March 31, 2011	1,989,645
	Deluxe Entertainment Services
500,000	Term Loan, 8.73%, Maturing January 28, 2011	508,334
	Fender Musical Instruments Co.
551,740	Term Loan, 6.47%, Maturing March 30, 2012	561,395
375,000	Term Loan, 8.72%, Maturing March 30, 2012	382,500
	HEI Acquisition, LLC
325,000	Term Loan, 7.08%, Maturing December 31, 2011	329,469
	Mega Blocks, Inc.
845,750	Term Loan, 6.44%, Maturing July 26, 2012	856,322
	Metro-Goldwyn-Mayer Holdings, Inc.
5,390,000	Term Loan, 7.23%, Maturing April 8, 2012	5,463,105
	Regal Cinemas Corp.
4,418,563	Term Loan, 6.73%, Maturing November 10, 2010	4,467,446
	Six Flags Theme Parks, Inc.
750,000	Revolving Loan, 7.13%, Maturing June 30, 2008 (2)	740,312
2,223,994	Term Loan, 7.11%, Maturing June 30, 2009	2,253,531
	Southwest Sports Group, LLC
600,000	Term Loan, 7.44%, Maturing December 22, 2010	607,500
	Universal City Development Partners, Ltd.
997,375	Term Loan, 6.67%, Maturing June 9, 2011	1,010,881
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	438,244
3,588,375	Term Loan, 6.67%, Maturing February 28, 2011	3,637,995
		$25,858,215
Lodging and Casinos — 5.1%
	Alliance Gaming Corp.
1,693,024	Term Loan, 8.18%, Maturing September 4, 2009	1,713,658
	Ameristar Casinos, Inc.
598,500	Term Loan, 6.33%, Maturing November 10, 2012	604,766

	CCM Merger, Inc.
$1,022,277	Term Loan, 6.92%, Maturing July 13, 2012	$1,032,116
	Columbia Entertainment
533,036	Term Loan, 7.48%, Maturing October 24, 2011	538,200
	Globalcash Access, LLC
223,934	Term Loan, 7.08%, Maturing March 10, 2010	227,014
	Isle of Capri Casinos, Inc.
1,199,812	Term Loan, 6.42%, Maturing February 4, 2011	1,216,460
	MGM Mirage
1,571,429	Revolving Loan, 4.15%, Maturing April 25, 2010 (2)	1,533,125
428,571	Term Loan, 6.28%, Maturing April 25, 2010	430,446
	Penn National Gaming, Inc.
3,497,425	Term Loan, 6.39%, Maturing October 3, 2012	3,549,341
	Pinnacle Entertainment, Inc.
400,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	401,125
350,000	Term Loan, 6.78%, Maturing December 14, 2011	353,063
	Resorts International Holdings, LLC
1,057,325	Term Loan, 7.98%, Maturing April 26, 2012	1,069,220
466,626	Term Loan, 12.48%, Maturing April 26, 2013	469,192
	Venetian Casino Resort, LLC
2,031,035	Term Loan, 6.73%, Maturing June 15, 2011	2,054,678
418,770	Term Loan, 6.73%, Maturing June 15, 2011	423,645
	Wynn Las Vegas, LLC
665,000	Term Loan, 6.98%, Maturing December 14, 2011	673,035
		$16,289,084
Nonferrous Metals / Minerals — 2.5%
	Almatis Holdings 5 BV
175,000	Term Loan, 7.40%, Maturing December 21, 2013	177,116
175,000	Term Loan, 7.90%, Maturing December 21, 2014	177,897
	Alpha Natural Resources, LLC
473,812	Term Loan, 6.32%, Maturing October 26, 2012	477,811
	Carmeuse Lime, Inc.
310,229	Term Loan, 6.45%, Maturing May 2, 2011	311,780
	Foundation Coal Corp.
677,128	Term Loan, 6.52%, Maturing July 30, 2011	688,512
	ICG, LLC
44,174	Term Loan, 7.41%, Maturing November 5, 2010	44,160
	International Mill Service, Inc.
246,884	Term Loan, 7.73%, Maturing December 31, 2010	250,896
1,000,000	Term Loan, 10.98%, Maturing October 26, 2011	1,005,000
	Magnequench International, Inc.
1,022,875	Term Loan, 8.50%, Maturing August 31, 2009	1,025,432
	Magnum Coal Co.
1,000,000	Term Loan, 8.30%, Maturing March 15, 2013	1,003,750
100,000	Term Loan, 8.33%, Maturing March 15, 2013	100,375

	Murray Energy Corp.
$742,500	Term Loan, 7.83%, Maturing January 28, 2010	$744,356
	Novelis, Inc.
457,096	Term Loan, 6.44%, Maturing January 6, 2012	462,739
792,519	Term Loan, 6.44%, Maturing January 6, 2012	802,302
	Stillwater Mining Co.
715,191	Term Loan, 7.13%, Maturing June 30, 2007	724,578
		$7,996,704
Oil and Gas — 4.6%
	Coffeyville Resources, LLC
450,000	Term Loan, 11.75%, Maturing June 24, 2013	465,047
	Dresser, Inc.
83,841	Term Loan, 7.33%, Maturing March 31, 2007	85,309
	El Paso Corp.
1,071,750	Term Loan, 4.51%, Maturing November 23, 2009	1,085,073
2,233,340	Term Loan, 7.75%, Maturing November 23, 2009	2,264,048
	Epco Holdings, Inc.
613,800	Term Loan, 6.59%, Maturing August 18, 2010	622,240
	Key Energy Services, Inc.
638,400	Term Loan, 7.68%, Maturing June 30, 2012	648,375
	LB Pacific, L.P.
539,550	Term Loan, 7.72%, Maturing March 3, 2012	547,643
	Lyondell-Citgo Refining, L.P.
933,375	Term Loan, 6.98%, Maturing May 21, 2007	942,709
	Petroleum Geo-Services ASA
1,271,813	Term Loan, 7.48%, Maturing December 16, 2012	1,288,505
	Targa Resources, Inc.
895,000	Term Loan, 6.83%, Maturing October 31, 2007	899,475
2,026,125	Term Loan, 7.09%, Maturing October 31, 2012	2,057,783
395,714	Term Loan, 7.23%, Maturing October 31, 2012	401,897
	Universal Compression, Inc.
549,452	Term Loan, 6.48%, Maturing February 15, 2012	555,908
	Williams Production RMT Co.
2,922,737	Term Loan, 7.01%, Maturing May 30, 2008	2,962,925
		$14,826,937
Publishing — 5.3%
	American Media Operations, Inc.
2,000,000	Term Loan, 7.63%, Maturing January 31, 2013	2,027,750
	CBD Media, LLC
424,837	Term Loan, 7.24%, Maturing December 31, 2009	431,475
	Dex Media East, LLC
1,517,458	Term Loan, 6.48%, Maturing May 8, 2009	1,532,374
	Dex Media West, LLC
1,854,150	Term Loan, 6.53%, Maturing March 9, 2010	1,873,077

	Hanley-Wood, LLC
$31,788	Term Loan, 0.00%, Maturing August 1, 2012 (2)	$31,987
268,212	Term Loan, 6.98%, Maturing August 1, 2012	269,888
	Herald Media, Inc.
147,290	Term Loan, 7.67%, Maturing July 22, 2011	147,935
500,000	Term Loan, 10.67%, Maturing January 22, 2012	506,250
	Liberty Group Operating, Inc.
708,776	Term Loan, 7.13%, Maturing February 28, 2012	716,085
	Merrill Communications, LLC
691,413	Term Loan, 7.14%, Maturing May 5, 2011	698,867
	Nebraska Book Co., Inc.
475,300	Term Loan, 7.61%, Maturing March 4, 2011	480,647
	R.H. Donnelley Corp.
71,499	Term Loan, 6.68%, Maturing December 31, 2009	71,836
2,772,046	Term Loan, 6.62%, Maturing June 30, 2011	2,796,833
	Source Media, Inc.
647,862	Term Loan, 7.21%, Maturing November 8, 2011	656,365
	SP Newsprint Co.
969,921	Term Loan, 4.83%, Maturing January 9, 2010	983,258
361,630	Term Loan, 7.07%, Maturing January 9, 2010	366,603
	Sun Media Corp.
2,368,587	Term Loan, 6.67%, Maturing February 7, 2009	2,402,635
	Xsys US, Inc.
605,124	Term Loan, 7.48%, Maturing December 31, 2012	610,797
618,087	Term Loan, 7.98%, Maturing December 31, 2013	626,972
		$17,231,634
Radio and Television — 7.0%
	Adams Outdoor Advertising, L.P.
929,917	Term Loan, 6.62%, Maturing November 18, 2012	943,865
	ALM Media Holdings, Inc.
826,650	Term Loan, 7.49%, Maturing March 5, 2010	831,472
	Block Communications, Inc.
448,875	Term Loan, 6.98%, Maturing December 22, 2011	455,328
	DirecTV Holdings, LLC
2,086,667	Term Loan, 6.28%, Maturing April 13, 2013	2,112,750
	Entravision Communications Corp.
723,188	Term Loan, 6.03%, Maturing September 29, 2013	729,365
	Gray Television, Inc.
698,250	Term Loan, 6.03%, Maturing November 22, 2015	703,836
	HIT Entertainment, Inc.
796,000	Term Loan, 7.17%, Maturing March 20, 2012	802,766
	Montecito Broadcast Group, LLC
349,125	Term Loan, 7.14%, Maturing January 27, 2013	355,016
	NEP Supershooters, L.P.
805,642	Term Loan, 12.98%, Maturing August 3, 2011	801,614

	Nexstar Broadcasting, Inc.
$975,354	Term Loan, 6.73%, Maturing October 1, 2012	$980,840
970,157	Term Loan, 6.73%, Maturing October 1, 2012	975,614
	NextMedia Operating, Inc.
68,885	Term Loan, 6.66%, Maturing November 15, 2012	69,670
154,992	Term Loan, 6.75%, Maturing November 15, 2012	156,760
	PanAmSat Corp.
2,705,656	Term Loan, 6.90%, Maturing August 20, 2011	2,745,078
	Patriot Media and Communications CNJ, LLC
300,000	Term Loan, 9.69%, Maturing October 6, 2013	306,984
	Paxson Communcations Corp.
1,350,000	Term Loan, 7.78%, Maturing January 15, 2012	1,355,906
	Rainbow National Services, LLC
1,473,793	Term Loan, 7.56%, Maturing March 31, 2012	1,493,137
	Raycom TV Broadcasting, LLC
1,521,041	Term Loan, 6.50%, Maturing August 28, 2013	1,528,646
	SFX Entertainment
748,125	Term Loan, 7.23%, Maturing June 21, 2013	751,710
	Spanish Broadcasting System, Inc.
997,481	Term Loan, 6.98%, Maturing June 10, 2012	1,010,781
	Susquehana Media Co.
2,623,500	Term Loan, 6.33%, Maturing March 9, 2012	2,628,419
	Young Broadcasting, Inc.
884,569	Term Loan, 6.95%, Maturing November 3, 2012	888,301
		$22,627,858
Rail Industries — 0.5%
	Kansas City Southern Industries, Inc.
365,375	Term Loan, 6.31%, Maturing March 30, 2008	367,240
	Railamerica, Inc.
1,287,361	Term Loan, 7.06%, Maturing September 29, 2011	1,307,744
75,210	Term Loan, 7.06%, Maturing September 29, 2011	76,401
		$1,751,385
Retailers (Except Food and Drug) — 5.3%
	American Achievement Corp.
241,122	Term Loan, 9.25%, Maturing March 25, 2011	245,342
	Amscan Holdings, Inc.
775,000	Term Loan, 7.77%, Maturing December 23, 2012	774,031
	Coinmach Laundry Corp.
2,996,974	Term Loan, 7.31%, Maturing December 15, 2012	3,045,051
	FTD, Inc.
340,397	Term Loan, 6.92%, Maturing February 28, 2011	344,545
	Harbor Freight Tools USA, Inc.
852,272	Term Loan, 7.00%, Maturing July 15, 2010	861,434
	Home Interiors & Gifts, Inc.
648,971	Term Loan, 9.81%, Maturing March 31, 2011	614,359

	Josten’s Corp.
$2,271,184	Term Loan, 7.32%, Maturing October 4, 2010	$2,305,015
	Mapco Express, Inc.
324,548	Term Loan, 7.70%, Maturing April 28, 2011	330,227
	Mauser Werke GMBH & Co. KG
625,000	Term Loan, 7.52%, Maturing December 3, 2011	628,906
	Movie Gallery, Inc.
526,921	Term Loan, 8.73%, Maturing April 27, 2011	476,823
	Musicland Group, Inc.
1,000,000	Revolving Loan, 0.00%, Maturing August 11, 2008 (2)	1,002,500
	Neiman Marcus Group, Inc.
498,418	Term Loan, 7.34%, Maturing April 5, 2013	506,272
	Oriental Trading Co., Inc.
1,705,886	Term Loan, 7.25%, Maturing August 4, 2010	1,722,945
	Rent-A-Center, Inc.
1,273,741	Term Loan, 6.47%, Maturing June 30, 2010	1,288,549
	Savers, Inc.
311,362	Term Loan, 7.60%, Maturing August 4, 2009	314,865
500,000	Term Loan, 12.22%, Maturing August 4, 2010	510,625
	Sears Canada, Inc.
500,000	Term Loan, 6.71%, Maturing December 22, 2012	506,875
	Travelcenters of America, Inc.
1,655,850	Term Loan, 6.62%, Maturing November 30, 2008	1,674,893
		$17,153,257
Steel — 0.1%
	Gibraltar Industries, Inc.
448,875	Term Loan, 6.69%, Maturing December 8, 2010	452,242
		$452,242
Surface Transport — 0.3%
	Horizon Lines, LLC
245,625	Term Loan, 7.17%, Maturing July 7, 2011	249,105
	Sirva Worldwide, Inc.
862,898	Term Loan, 9.08%, Maturing December 1, 2010	859,123
		$1,108,228
Telecommunications — 5.8%
	AAT Communications Corp.
660,000	Term Loan, 7.56%, Maturing July 29, 2013	663,437
	Alaska Communications Systems Holdings, Inc.
530,000	Term Loan, 6.73%, Maturing February 11, 2012	535,433
	Cellular South, Inc.
343,875	Term Loan, 6.47%, Maturing May 4, 2011	348,603
	Centennial Cellular Operating Co., LLC
1,833,333	Term Loan, 7.21%, Maturing February 9, 2011	1,861,598
	Cincinnati Bell, Inc.
348,250	Term Loan, 6.18%, Maturing August 31, 2012	351,134

	Consolidated Communications, Inc.
$2,244,965	Term Loan, 6.68%, Maturing April 14, 2011	$2,272,091
	D&E Communications, Inc.
464,212	Term Loan, 6.81%, Maturing December 31, 2011	467,984
	Fairpoint Communications, Inc.
1,130,000	Term Loan, 6.75%, Maturing February 8, 2012	1,140,029
	Hawaiian Telcom Communications, Inc.
400,000	Term Loan, 7.23%, Maturing October 31, 2012	404,464
	Intelsat, Ltd.
1,492,443	Term Loan, 6.75%, Maturing July 28, 2011	1,508,301
	Iowa Telecommunications Services
334,000	Term Loan, 6.69%, Maturing November 23, 2011	338,280
	IPC Acquisition Corp.
239,718	Term Loan, 7.57%, Maturing August 5, 2011	243,463
	Madison River Capital, LLC
290,000	Term Loan, 6.80%, Maturing July 31, 2012	293,806
	NTelos, Inc.
1,135,625	Term Loan, 7.33%, Maturing February 18, 2011	1,153,795
	Qwest Corp.
2,000,000	Term Loan, 9.50%, Maturing June 4, 2007	2,054,376
	Stratos Global Corp.
575,000	Term Loan, 7.73%, Maturing February 13, 2012	582,906
	Triton PCS, Inc.
1,565,847	Term Loan, 8.08%, Maturing November 18, 2009	1,578,325
	Valor Telecom Enterprise, LLC
1,703,500	Term Loan, 6.68%, Maturing February 14, 2012	1,709,357
	Westcom Corp.
405,649	Term Loan, 7.54%, Maturing December 17, 2010	406,410
600,000	Term Loan, 11.79%, Maturing May 17, 2011	610,500
	Winstar Communications, Inc.
169,348	DIP Loan, 0.00%, Maturing December 31, 2006 (3)	233,982
		$18,758,274
Utilities — 4.3%
	Allegheny Energy Supply Co., LLC
1,579,603	Term Loan, 6.33%, Maturing July 21, 2011	1,590,134
	Astoria Generating Co.
625,000	Term Loan, 8.69%, Maturing August 23, 2013	638,477
	Cellnet Technology, Inc.
312,638	Term Loan, 7.89%, Maturing April 26, 2012	317,718
	Cogentrix Delaware Holdings, Inc.
429,308	Term Loan, 6.75%, Maturing April 14, 2012	434,406
	Covanta Energy Corp.
528,130	Term Loan, 4.96%, Maturing June 24, 2012	537,372
378,459	Term Loan, 7.94%, Maturing June 24, 2012	385,082
350,000	Term Loan, 10.39%, Maturing June 24, 2013	356,563

	KGen, LLC
$475,200	Term Loan, 7.60%, Maturing August 5, 2011	$479,952
	La Paloma Generating Co., LLC
29,508	Term Loan, 6.58%, Maturing August 16, 2012	29,844
173,782	Term Loan, 6.73%, Maturing August 16, 2012	175,759
13,841	Term Loan, 6.73%, Maturing August 16, 2012	13,998
	Mirant North America, LLC
1,250,000	Term Loan, 6.44%, Maturing January 3, 2013	1,261,943
	NRG Energy, Inc.
4,250,000	Term Loan, 6.82%, Maturing February 1, 2013	4,307,256
975,000	Term Loan, 6.98%, Maturing February 1, 2013	987,035
	Pike Electric, Inc.
166,324	Term Loan, 6.19%, Maturing July 1, 2012	168,403
284,029	Term Loan, 6.25%, Maturing July 1, 2012	287,580
	Plains Resources, Inc.
1,306,764	Term Loan, 6.25%, Maturing August 12, 2011	1,316,564
	Reliant Energy, Inc.
138,572	Term Loan, 7.18%, Maturing December 22, 2010	138,572
	Wolf Hollow I L.P.
225,000	Term Loan, 7.06%, Maturing June 22, 2012	227,602
222,229	Term Loan, 7.19%, Maturing June 22, 2012	224,798
		$13,879,058
Total Senior Floating Rate Interests (identified cost $472,935,771)		$477,224,618

Corporate Bonds & Notes — 15.4%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.2%
	Argo Tech Corp., Sr. Notes
$300	9.25%, 6/1/11	$318,000
	Delta Air Lines, Inc.
49	9.50%, 11/18/08 (3)(4)	47,897
	DRS Technologies, Inc.
40	7.625%, 2/1/18	41,400
	Sequa Corp.
300	8.875%, 4/1/08	314,250
		$721,547
Air Transport — 0.4%
	American Airlines
895	7.80%, 10/1/06	898,231
20	7.858%, 10/1/11	21,297
	Continental Airlines
197	7.033%, 6/15/11	187,871
		$1,107,399

Automotive — 0.9%
	Altra Industrial Motion, Inc.
$35	9.00%, 12/1/11 (4)	$35,175
	Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13 (4)	55,275
	Ford Motor Credit Co.
110	6.50%, 1/25/07	109,600
385	7.375%, 10/28/09	362,227
185	7.875%, 6/15/10	173,582
	Ford Motor Credit Co., Variable Rate
535	7.68%, 11/2/07	527,355
	General Motors Acceptance Corp.
130	6.125%, 9/15/06	129,414
105	5.125%, 5/9/08	98,865
55	5.85%, 1/14/09	51,469
20	7.00%, 2/1/12	18,644
160	8.00%, 11/1/31	151,612
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
470	9.75%, 11/1/13	413,600
	Metaldyne Corp.
35	10.00%, 11/1/13	32,900
	Tenneco Automotive, Inc.
140	8.625%, 11/15/14	140,700
	Tenneco Automotive, Inc., Series B
230	10.25%, 7/15/13	256,450
	TRW Automotive, Inc., Sr. Sub. Notes
65	11.00%, 2/15/13	72,962
	United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	63,050
	Visteon Corp., Sr. Notes
95	8.25%, 8/1/10	78,850
		$2,771,730
Brokers / Dealers / Investment Houses — 0.0%
	E*Trade Financial Corp., Sr. Notes
40	8.00%, 6/15/11	41,750
		$41,750
Building and Development — 0.5%
	Coleman Cable, Inc., Sr. Notes
75	9.875%, 10/1/12	67,875
	General Cable Corp., Sr. Notes
105	9.50%, 11/15/10	113,925
	Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	20,600
	MAAX Corp., Sr. Sub. Notes
50	9.75%, 6/15/12	43,000

	Mueller Group, Inc., Sr. Sub. Notes
$185	10.00%, 5/1/12	$203,500
	Mueller Holdings, Inc., Disc. Notes
160	14.75%, 4/15/14	131,200
	Nortek, Inc., Sr. Sub Notes
245	8.50%, 9/1/14	250,512
	NTK Holdings, Inc., Sr. Disc. Notes
115	10.75%, 3/1/14	84,525
	Panolam Industries International, Sr. Sub. Notes
150	10.75%, 10/1/13 (4)	146,250
	RMCC Acquisition Co., Sr. Sub. Notes
405	9.50%, 11/1/12 (4)	417,150
	Stanley-Martin Co.
40	9.75%, 8/15/15 (4)	36,800
		$1,515,337
Business Equipment and Services — 0.3%
	Hydrochem Industrial Services, Inc., Sr. Sub. Notes
40	9.25%, 2/15/13 (4)	39,900
	Muzak, LLC / Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	17,500
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	177,225
	Safety Products Holdings, Inc.
74	11.75%, 1/1/12	74,242
	Sungard Data Systems, Inc., Sr. Notes
215	9.125%, 8/15/13 (4)	228,437
	Sungard Data Systems, Inc., Sr. Notes, Variable Rate
55	9.431%, 8/15/13 (4)	58,300
	Sungard Data Systems, Inc., Sr. Sub. Notes
285	10.25%, 8/15/15 (4)	301,387
	Xerox Corp.
105	9.75%, 1/15/09	115,369
		$1,012,360
Cable and Satellite Television — 0.6%
	Adelphia Communications, Sr. Notes, Series B
270	9.25%, 10/1/32 (3)	157,950
	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
395	8.75%, 11/15/13 (4)	386,112
	CSC Holdings, Inc., Sr. Notes, Series B
55	7.625%, 4/1/11	55,550
	CSC Holdings, Inc., Sr. Sub. Notes
85	10.50%, 5/15/16	89,887
	Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	559,125

	Kabel Deutschland GMBH
$135	10.625%, 7/1/14 (4)	$144,787
	UGS Corp.
575	10.00%, 6/1/12	635,375
		$2,028,786
Chemicals and Plastics — 0.9%
	Aventine Renewable Energy, Variable Rate
55	10.91%, 12/15/11 (4)	58,025
	BCP Crystal Holdings Corp., Sr. Sub. Notes
172	9.625%, 6/15/14	191,350
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B
179	10.50%, 10/1/14	139,620
	Equistar Chemical, Sr. Notes
110	10.625%, 5/1/11	119,625
	Hexion Specialty Chemicals, Inc.
95	9.00%, 7/15/14	98,325
	Huntsman International, LLC, Sr. Notes
80	9.875%, 3/1/09	84,000
	Huntsman, LLC
91	11.625%, 10/15/10	103,512
	Ineos Group
320	8.50%, 2/15/16 (4)	305,600
	Key Plastics, LLC, Jr. Sub. Notes
74	4.00%, 4/26/07 (5)	74,913
	Key Plastics, LLC, Sr. Sub. Notes
118	7.00%, 4/26/07 (5)	118,512
	Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	213,600
	Nalco Co., Sr. Notes
100	7.75%, 11/15/11	101,750
	Nova Chemicals Corp., Sr. Notes, Variable Rate
160	7.561%, 11/15/13 (4)	161,600
	OM Group, Inc.
460	9.25%, 12/15/11	478,400
	Polyone Corp., Sr. Notes
210	10.625%, 5/15/10	228,375
30	8.875%, 5/1/12	30,900
	Rhodia SA, Sr. Notes
59	10.25%, 6/1/10	66,449
	Solo Cup Co., Sr. Sub. Notes
215	8.50%, 2/15/14	203,175
		$2,777,731

Clothing / Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
$395	12.25%, 12/15/12	$450,794
170	9.75%, 1/15/15	179,775
	Levi Strauss & Co., Sr. Notes, Variable Rate
205	9.28%, 4/1/12	213,200
	Oxford Industries, Inc., Sr. Notes
305	8.875%, 6/1/11	315,675
	Perry Ellis International, Inc., Sr. Sub. Notes
160	8.875%, 9/15/13	160,800
	Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11	41,000
100	8.125%, 5/1/13	106,500
	Quiksilver, Inc.
75	6.875%, 4/15/15	73,312
	Russell Corp.
55	9.25%, 5/1/10	57,337
		$1,598,393
Conglomerates — 0.2%
	Amsted Industries, Inc., Sr. Notes
500	10.25%, 10/15/11 (4)	553,750
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
80	7.491%, 6/15/12	81,800
	Rexnord Corp.
45	10.125%, 12/15/12	49,612
		$685,162
Containers and Glass Products — 0.1%
	Intertape Polymer US, Inc., Sr. Sub. Notes
180	8.50%, 8/1/14	178,200
	Pliant Corp. (PIK)
86	11.625%, 6/15/09 (5)	93,307
		$271,507
Cosmetics / Toiletries — 0.0%
	Samsonite Corp., Sr. Sub. Notes
125	8.875%, 6/1/11	132,812
		$132,812
Ecological Services and Equipment — 0.2%
	Aleris International, Inc.
130	10.375%, 10/15/10	143,975
117	9.00%, 11/15/14	123,142
	Waste Services, Inc., Sr. Sub Notes
220	9.50%, 4/15/14	227,975
		$495,092

Electronics / Electrical — 0.1%
	Advanced Micro Devices, Inc., Sr. Notes
$179	7.75%, 11/1/12	$188,174
	Amkor Technologies, Inc., Sr. Notes
30	7.75%, 5/15/13	27,750
	CPI Holdco, Inc., Sr. Notes, Variable Rate
50	10.561%, 2/1/15	52,250
	Solectron Global Finance, Ltd., Sr. Sub. Notes
30	8.00%, 3/15/16 (4)	30,225
		$298,399
Equipment Leasing — 0.3%
	The Hertz Corp., Sr. Notes
420	8.875%, 1/1/14 (4)	437,850
250	10.50%, 1/1/16 (4)	272,500
	United Rentals North America, Inc.
15	6.50%, 2/15/12	14,775
	United Rentals North America, Inc., Sr. Sub. Notes
370	7.00%, 2/15/14	357,975
		$1,083,100
Financial Intermediaries — 1.6%
	Alzette, Variable Rate
500	8.691%, 12/15/20	511,562
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	6.73%, 2/24/19 (4)	380,999
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
500	6.55%, 4/15/19 (4)	502,919
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	6.65%, 1/15/19 (4)	504,645
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	7.19%, 8/11/16 (4)	500,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	10.36%, 3/8/17	509,375
	Centurion CDO 9 Ltd., Series 2005-9A
500	8.30%, 7/17/19	500,000
	Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate
1,000	9.727%, 3/25/20 (4)	1,000,000
	Residential Capital Corp., Sr. Notes
85	6.875%, 6/30/15	88,765
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
500	6.98%, 3/21/17 (4)	502,305
		$5,000,570

Food Products — 0.7%
	American Seafoods Holdings, LLC
$415	10.125%, 4/15/10	$436,011
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes
220	11.50%, 11/1/11	181,500
	Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	180,687
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,125	8.25%, 12/1/13	1,119,375
	UAP Holding Corp., Sr. Disc. Notes
265	10.75%, 7/15/12	238,500
	United Agricultural Products, Sr. Notes
50	8.25%, 12/15/11	52,250
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
42	9.50%, 4/1/11	45,570
		$2,253,893
Food Service — 0.0%
	EPL Finance Corp., Sr. Notes
110	11.75%, 11/15/13 (4)	113,300
		$113,300
Food / Drug Retailers — 0.2%
	General Nutrition Centers, Inc.
50	8.625%, 1/15/11	50,875
	Rite Aid Corp.
185	7.125%, 1/15/07	187,081
240	6.125%, 12/15/08 (4)	234,600
100	8.125%, 5/1/10	102,625
		$575,181
Forest Products — 0.6%
	Abitibi-Consolidated, Inc.
95	6.95%, 4/1/08	94,762
	Caraustar Industries, Inc., Sr. Sub. Notes
110	9.875%, 4/1/11	116,187
	Georgia-Pacific Corp.
145	9.50%, 12/1/11	159,500
	JSG Funding PLC, Sr. Notes
355	9.625%, 10/1/12	377,187
	NewPage Corp.
280	10.00%, 5/1/12	295,400
165	10.93%, 5/1/12	176,137
	Stone Container Corp.
255	7.375%, 7/15/14	238,425
	Stone Container Corp., Sr. Notes
438	9.25%, 2/1/08	458,258
		$1,915,856

Healthcare — 0.7%
	Accellent, Inc.
$230	10.50%, 12/1/13 (4)	$246,675
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
155	10.00%, 2/15/15 (4)	166,238
	CDRV Investors, Inc., Sr. Disc. Notes
20	9.625%, 1/1/15	13,700
	Encore Medical IHC, Inc.
95	9.75%, 10/1/12	96,425
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
120	8.75%, 2/15/12	118,800
	National Mentor, Inc., Sr. Sub Notes
125	9.625%, 12/1/12	141,875
	Res-Care, Inc., Sr. Notes
105	7.75%, 10/15/13 (4)	106,050
	Service Corp. International, Sr. Notes
210	7.00%, 6/15/17 (4)	214,725
	Tenet Healthcare Corp., Sr. Notes
145	6.50%, 6/1/12	131,225
20	9.25%, 2/1/15 (4)	20,100
	US Oncology, Inc.
120	9.00%, 8/15/12	124,800
240	10.75%, 8/15/14	263,400
	Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes
165	9.00%, 10/1/14	169,538
	Ventas Realty L.P. / Capital Corp., Sr. Notes
75	7.125%, 6/1/15	77,438
	VWR International, Inc., Sr. Sub. Notes
225	8.00%, 4/15/14	225,563
		$2,116,552
Home Furnishings — 0.1%
	Fedders North America, Inc.
95	9.875%, 3/1/14	58,900
	Interline Brands, Inc., Sr. Sub. Notes
32	11.50%, 5/15/11	35,480
	Steinway Musical Instruments, Sr. Notes
85	7.00%, 3/1/14 (4)	85,425
		$179,805
Industrial Equipment — 0.3%
	Case New Holland, Inc., Sr. Notes
190	9.25%, 8/1/11	203,775
315	7.125%, 3/1/14 (4)	312,638
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15 (4)	108,938

	Manitowoc Co., Inc. (The)
$29	10.50%, 8/1/12	$32,263
	Milacron Escrow Corp.
195	11.50%, 5/15/11	179,400
	Thermadyne Holdings Corp., Sr. Sub. Notes
165	9.25%, 2/1/14	149,325
		$986,339
Leisure Goods / Activities / Movies — 0.5%
	AMC Entertainment, Inc., Sr. Sub. Notes
225	9.875%, 2/1/12	222,750
	AMC Entertainment, Inc., Variable Rate
30	8.999%, 8/15/10	31,125
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
105	12.50%, 4/1/13 (4)(5)	106,575
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
165	9.818%, 4/1/12 (4)	166,856
	Marquee Holdings, Inc., Sr. Disc. Notes
325	12.00%, 8/15/14	212,875
	Six Flags Theme Parks, Inc., Sr. Notes
185	8.875%, 2/1/10	185,231
195	9.625%, 6/1/14	197,438
	Universal City Development Partners, Sr. Notes
150	11.75%, 4/1/10	166,125
	Universal City Florida Holding, Sr. Notes, Variable Rate
230	9.43%, 5/1/10	234,600
		$1,523,575
Lodging and Casinos — 1.0%
	CCM Merger, Inc.
65	8.00%, 8/1/13 (4)	65,000
	Chukchansi EDA, Sr. Notes, Variable Rate
150	8.06%, 11/15/12 (4)	154,125
	Eldorado Casino Shreveport
56	10.00%, 8/1/12	45,054
	Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13 (4)	113,850
	Host Marriot L.P., Series O
15	6.375%, 3/15/15	14,831
	Inn of the Mountain Gods, Sr. Notes
285	12.00%, 11/15/10	309,225
	Kerzner International, Sr. Sub. Notes
595	6.75%, 10/1/15 (4)	629,213
	Majestic Star Casino, LLC
100	9.50%, 10/15/10	106,500
130	9.75%, 1/15/11 (4)	131,950

	Meristar Hospitality Corp.
$90	9.00%, 1/15/08	$95,850
65	9.125%, 1/15/11	75,563
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	63,150
	OED Corp. / Diamond Jo
150	8.75%, 4/15/12	150,750
	San Pasqual Casino
160	8.00%, 9/15/13 (4)	162,400
	Trump Entertainment Resorts, Inc.
425	8.50%, 6/1/15	415,438
	Tunica-Biloxi Gaming Authority, Sr. Notes
130	9.00%, 11/15/15 (4)	135,850
	Waterford Gaming, LLC, Sr. Notes
384	8.625%, 9/15/12 (4)	408,480
	Wynn Las Vegas, LLC
60	6.625%, 12/1/14	58,575
		$3,135,804
Nonferrous Metals / Minerals — 0.0%
	Alpha Natural Resources, Sr. Notes
75	10.25%, 6/1/12	82,875
	Novelis, Inc., Sr. Notes
50	7.50%, 2/15/15 (4)	48,250
		$131,125
Oil and Gas — 0.8%
	Allis-Chalmers Energy, Inc., Sr. Notes
150	9.00%, 1/15/14 (4)	148,500
	Clayton Williams Energy, Inc., Sr. Notes
60	7.75%, 8/1/13 (4)	56,700
	Copano Energy, LLC, Sr. Notes
35	8.125%, 3/1/16 (4)	36,400
	Dresser, Inc.
110	9.375%, 4/15/11	115,500
	El Paso Corp.
130	9.625%, 5/15/12 (4)	145,275
	El Paso Production Holding Co.
30	7.75%, 6/1/13	31,238
	Encore Acquisition Co., Sr. Sub Notes
125	7.25%, 12/1/17	125,938
	Giant Industries
130	8.00%, 5/15/14	134,875
	Northwest Pipeline Corp.
70	8.125%, 3/1/10	74,200
	Ocean Rig Norway AS, Sr. Notes
50	8.375%, 7/1/13 (4)	53,500

	Parker Drilling Co., Sr. Notes
$85	9.625%, 10/1/13	$94,775
	Petrobras International Finance Co.
30	7.75%, 9/15/14	32,625
	Plains E&P Co., Sr. Sub. Notes
115	8.75%, 7/1/12	123,338
	Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	232,847
	Semgroup L.P., Sr. Notes
140	8.75%, 11/15/15 (4)	143,500
	SESI, LLC
95	8.875%, 5/15/11	99,750
	Southern Natural Gas
50	8.875%, 3/15/10	53,438
150	8.00%, 3/1/32	165,261
	Transmontaigne, Inc., Sr. Sub. Notes
320	9.125%, 6/1/10	341,600
	United Refining Co., Sr. Notes
225	10.50%, 8/15/12	239,063
	Verasun Energy Corp.
160	9.875%, 12/15/12 (4)	170,400
	Williams Cos., Inc. (The)
45	8.75%, 3/15/32	52,875
		$2,671,598
Publishing — 0.6%
	Advanstar Communications, Inc.
340	10.75%, 8/15/10	371,450
	American Media Operations, Inc., Series B
400	10.25%, 5/1/09	364,000
	CBD Media, Inc., Sr. Sub. Notes
70	8.625%, 6/1/11	71,313
	Dex Media West, LLC, Sr. Sub. Notes
182	9.875%, 8/15/13	202,248
	Houghton Mifflin Co., Sr. Sub. Notes
240	9.875%, 2/1/13	259,200
	R.H. Donnelley Corp., Sr. Disc. Notes
110	6.875%, 1/15/13 (4)	103,400
205	6.875%, 1/15/13 (4)	192,700
	R.H. Donnelley Corp., Sr. Notes
320	8.875%, 1/15/16 (4)	334,400
		$1,898,711
Radio and Television — 0.4%
	CanWest Media, Inc.
217	8.00%, 9/15/12	223,829

	LBI Media, Inc.
$90	10.125%, 7/15/12	$96,750
	LBI Media, Inc., Sr. Disc. Notes
80	11.00%, 10/15/13	60,000
	Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes
200	11.375%, 4/1/13	165,000
	Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12 (4)	107,000
	Rainbow National Services, LLC, Sr. Sub. Debs.
355	10.375%, 9/1/14 (4)	399,375
	Sirius Satellite Radio, Sr. Notes
370	9.625%, 8/1/13 (4)	362,600
		$1,414,554
Rail Industries — 0.0%
	TFM SA de C.V., Sr. Notes
45	12.50%, 6/15/12	50,625
		$50,625
Retailers (Except Food and Drug) — 0.4%
	Affinity Group, Inc., Sr. Sub. Notes
220	9.00%, 2/15/12	222,200
	GSC Holdings Corp.
555	8.00%, 10/1/12 (4)	553,613
	GSC Holdings Corp., Variable Rate
200	8.405%, 10/1/11 (4)	205,500
	Neiman Marcus Group, Inc., Sr. Notes
150	9.00%, 10/15/15 (4)	159,375
	Neiman Marcus Group, Inc., Sr. Sub. Notes
210	10.375%, 10/15/15 (4)	224,175
		$1,364,863
Steel — 0.1%
	Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	143,872
	RathGibson, Inc., Sr. Notes
125	11.25%, 2/15/14 (4)	131,250
		$275,122
Surface Transport — 0.0%
	Horizon Lines, LLC
118	9.00%, 11/1/12	125,375
		$125,375
Telecommunications — 1.9%
	AirGate PCS, Inc., Variable Rate
60	8.35%, 10/15/11	62,325
	Alamosa Delaware, Inc., Sr. Notes
280	11.00%, 7/31/10	312,900

	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
$130	10.125%, 6/15/13	$142,675
	Digicel Ltd., Sr. Notes
200	9.25%, 9/1/12 (4)	212,500
	Inmarsat Finance PLC
153	7.625%, 6/30/12	157,590
	Intelsat, Ltd.
50	9.614%, 1/15/12	51,063
	Intelsat, Ltd., Sr. Notes
585	5.25%, 11/1/08	555,750
	IWO Holdings, Inc.
110	10.75%, 1/15/15	82,775
	LCI International, Inc., Sr. Notes
65	7.25%, 6/15/07	65,975
	New Skies Satellites NV, Sr. Notes, Variable Rate
110	9.573%, 11/1/11	113,850
	New Skies Satellites NV, Sr. Sub. Notes
260	9.125%, 11/1/12	280,150
	Nextel Communications, Inc., Sr. Notes
10	7.375%, 8/1/15	10,495
	Qwest Communications International, Inc.
60	7.25%, 2/15/11	61,800
	Qwest Communications International, Inc., Sr. Notes
5	7.50%, 11/1/08	5,013
620	7.50%, 2/15/14 (4)	641,700
	Qwest Corp., Sr. Notes
145	7.625%, 6/15/15 (4)	155,875
	Qwest Corp., Sr. Notes, Variable Rate
505	8.16%, 6/15/13 (4)	558,025
	Rogers Wireless, Inc., Sr. Sub. Notes
90	8.00%, 12/15/12	95,963
	Rogers Wireless, Inc., Variable Rate
790	8.035%, 12/15/10	819,625
	Rural Cellular Corp., Variable Rate
1,500	9.41%, 3/15/10	1,545,000
	UbiquiTel Operating Co., Sr. Notes
215	9.875%, 3/1/11	235,963
		$6,167,012
Utilities — 0.3%
	AES Corp., Sr. Notes
15	8.75%, 5/15/13 (4)	16,275
15	9.00%, 5/15/15 (4)	16,350
	Dynegy Holdings, Inc.
105	8.375%, 5/1/16 (4)	105,263

	Dynegy Holdings, Inc., Debs.
$205	7.625%, 10/15/26	$188,600
	Mirant North America, LLC, Sr. Notes
45	7.375%, 12/31/13 (4)	46,125
	Mission Energy Holding Co.
115	13.50%, 7/15/08	132,538
	NRG Energy, Inc., Sr. Notes
145	7.375%, 2/1/16	148,444
	Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	430,350
		$1,083,945
Total Corporate Bonds & Notes (identified cost $48,460,205)		$49,524,910

Convertible Bonds — 0.1%

Principal Amount	Security	Value
$35,000	Amkor Technologies, Inc.	$35,087
170,000	L-3 Communications Corp. (4)	175,525
245,000	Nortel Networks Ltd.	232,444
35,000	Sinclair Broadcast Group, Inc.	30,931
Total Convertible Bonds (identified cost $474,713)		$473,987

Common Stocks — 0.5%

Shares	Security	Value
1,152	Crown Castle International Corp. (6)	$32,654
2,992	Environmental Systems Products (5)(6)(7)	96,552
10,443	Hayes Lemmerz International (6)	28,509
24,880	Maxim Crane Works, L.P. (6)	1,013,860
358	Shreveport Gaming Holdings, Inc. (5)(6)	6,390
18,432	Trump Entertainment Resorts, Inc. (6)	341,176
Total Common Stocks (identified cost $783,102)		$1,519,141

Preferred Stocks — 0.0%

Shares	Security	Value
35	Hayes Lemmerz International, Series A (5)(6)(7)	$413
15	Key Plastics, LLC, Series A (5)(6)(7)	14,385
Total Preferred Stocks (identified cost $16,750)		$14,798

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
542	Chesapeake Energy Corp.	$51,423
3,583	Crown Castle International Corp., (PIK)	192,586
Total Convertible Preferred Stocks (identified cost $212,699)		$244,009

Warrants — 0.0%

Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08 (4)(6)	$89,793
Total Warrants (identified cost $14,075)		$89,793

Closed-End Investment Companies — 3.7%

Shares	Security	Value
200,000	First Trust / Four Corners Senior Floating Rate Income Fund II	$3,568,000
290,000	ING Prime Rate Trust	2,032,900
25,560	Pioneer Floating Rate Trust	469,282
725,000	Van Kampen Senior Income Trust	5,916,000
Total Closed-End Investment Companies (identified cost $11,460,385)		$11,986,182

Miscellaneous — 0.0%

Shares	Security	Value
295,000	Trump Atlantic City (5)(6)	$11,357
Total Miscellaneous (identified cost $0)		$11,357

Short-Term Investments — 2.0%

Principal Amount	Maturity Date	Borrower	Rate	Amount
$2,000,000	04/03/06	Investors Bank and Trust Company Time Deposit	4.86%	$2,000,000
4,291,000	04/03/06	Royal Bank of Canada Time Deposit	4.85%	4,291,000
Total Short-Term Investments (at amortized cost $6,291,000)				$6,291,000
Total Investments — 169.8% (identified cost $540,648,700)				$547,379,795
Less Unfunded Loan Commitments — (1.0)%				$(3,101,579)
Net Investments — 168.8% (identified cost $537,547,121)				$544,278,216
Other Assets, Less Liabilities — (34.7)%				$(111,905,649)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.1)%				$(110,028,415)
Net Assets Applicable to Common Shares — 100.0%				$322,344,152

PIK	—	Payment In Kind.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)		Defaulted security. Currently the issuer is in default with respect to interest payments.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of the securities is $16,384,220 or 5.1% of the Trust’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust.
(6)	Non-income producing security.
(7)	Restricted security.

A summary of financial instruments at March 31, 2006 is as follows:

The Trust had the following swap agreements outstanding at March 31, 2006:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
$1,000,000	9/20/2008	Agreement with Credit Suisse/First Boston dated 2/6/2004 whereby the Trust will receive 2.45% per year times the notional amount. The Trust makes a payment only upon a default event on underlying loan assets (47 in total, each representing 2.128% of the notional value of the swap).	$3,916
$1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Trust will receive 2.20% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	(9,544)

At March 31, 2006, the Trust had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$537,542,698
Gross unrealized appreciation	$7,658,436
Gross unrealized depreciation	(922,918)
Net unrealized appreciation	$6,735,518

Unrealized depreciation on swap contracts was $5,628.

Restricted Securities

At March 31, 2006, the Trust owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$96,552
			$0	$96,552
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$413
Key Plastics, LLC, Series A	4/26/01	15	15,000	14,385
			$16,750	$14,798
			$16,750	$111,350

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	May 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 23, 2006